INTANGIBLE ASSETS, NET	12 Months Ended
Sep. 30, 2023
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

NOTE 7 – INTANGIBLE ASSETS, NET

Intangible assets, net consisted of the following:

	As of	As of
	September 30, 2023	September 30, 2022
Land use rights	$4,059,336	$2,313,861
Software	38,836	39,832
License for drug manufacturing	54,825	56,231
Total	4,152,997	2,409,924
Less: accumulated amortization	(729,415)	(682,996)
Intangible assets, net	$3,423,582	$1,726,928

Amortization expense was $65,688, $52,028, and $55,782 for the years ended September 30, 2023, 2022 and 2021, respectively. The land use right was pledged for the bank loans. Refer to Note 9.

Estimated future amortization expense for intangible assets is as follows:

Amortization
Year ending September 30,	expense
2024	$84,507
2025	84,507
2026	84,507
2027	84,119
2028	83,842
Thereafter	3,002,100
$3,423,582